Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Feb. 02, 2024
Exercise price of warrants	$ 10.148		$ 3.69717
Warrant, Outstanding (in Shares)	19,364,014	19,443,314
Warrant, Initial Fair Value	$ 7,515,076
Private Placement [Member]
Exercise price of warrants	$ 11.50	$ 11.50
Warrant, Expiration date	Dec. 21, 2028	Dec. 21, 2028
Warrant, Outstanding (in Shares)	515,000	515,000
Warrant, Initial Fair Value	$ 203,078	$ 66,952
Public Warrant [Member]
Exercise price of warrants	$ 11.50	$ 11.50
Warrant, Expiration date	Dec. 21, 2028	Dec. 21, 2028
Warrant, Outstanding (in Shares)	16,159,112	16,184,612
Warrant, Initial Fair Value	$ 7,311,998	$ 1,942,153